SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Government loan	$ 60,000	$ 60,000
Percentage of loan that will not have to be repaid if repaid on time	25.00%
Amount of loan that will not have to be repaid if repaid on time	$ 15,000
Educational service fee percentage		20.00%